UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   is a restatement.
                                             adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:    28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:

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
/s/ Hal Goldstein                                NEW YORK, NEW YORK                          MAY 15, 2006
------------------------------------        ------------------------------------        ----------------------
[Signature]                                          [City, State]                               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                      0
                                                                 ---------

Form 13F Information Table Entry Total:                                33
                                                                ----------

Form 13F Information Table Value Total:                          $964,145
                                                                ----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                               MHR Fund Management LLC
                                            Form 13F Information Table
                                           Quarter ended March 31, 2006

                                                                                INVESTMENT DISCRETION        VOTING AUTHORITY
                                                      FAIR
                                                      MARKET    SHARES /
ISSUER                           TITLE OF   CUSIP     VALUE      PRN     SH/ PUT/          SHARED  SHARED
                                   CLASS    NUMBER   X 1000S)   AMOUNT   PRN ALL    SOLE   DEFINED OTHER     SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
Acquicor Technology Inc.           Units   00489A206 $3,936     600,000   SH      600,000                   600,000
--------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources Inc.        Com    02076X102 $1,303     56,300    SH       56,300                   56,300
--------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc. 5.75%
6/15/2008                           Note   150934AD9  $764     1,176,000  PRN    1,176,000                 1,176,000
--------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics-CTIC              Com    150934107  $573      300,000   SH      300,000                   300,000
--------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications         Com    209034107 $2,208     135,700   SH      135,700                   135,700
--------------------------------------------------------------------------------------------------------------------------------
Courtside Acquistion Corp          Units   22274N201 $3,797     560,000   SH      560,000                   560,000
--------------------------------------------------------------------------------------------------------------------------------
Dor Biopharma Inc. (Endorex Corp)   Com    258094101  $157      476,758   SH      476,758                   476,758
--------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies              Com    291345106 $26,715   3,250,000  SH     3,250,000                 3,250,000
--------------------------------------------------------------------------------------------------------------------------------
Endeavor Acquisition Corp.         Units   292577202 $2,047     230,000   SH      230,000                   230,000
--------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV guide                    Com    36866W106  $78        25,550   SH       25,550                   25,550
--------------------------------------------------------------------------------------------------------------------------------
Global Logistics Acquisition Corp. Units   379414204 $1,652     200,000   SH      200,000                   200,000
--------------------------------------------------------------------------------------------------------------------------------
Identix, Inc.                       Com    451906101 $4,776     600,000   SH      600,000                   600,000
--------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.           Com    452439201 $3,848    1,040,000  SH     1,040,000                 1,040,000
--------------------------------------------------------------------------------------------------------------------------------
Imclone Systems Inc.                Com    45245W109 $21,058    619,000   SH      619,000                   619,000
--------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.
(Cmn)                               Com    521863308 $512,436 11,755,806  SH    11,755,806                11,755,806
--------------------------------------------------------------------------------------------------------------------------------
Liberty Media                       Com    530718105 $9,852    1,200,000  SH     1,200,000                 1,200,000
--------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp
(Cmn)                               Com    535919203 $101,500 10,000,000  SH    10,000,000                10,000,000
--------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc. (Cmn)                          Com    543881106 $206,443  7,180,629  SH     7,180,629                 7,180,629
--------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. (Cmn)           Com    552541104 $13,352     935,000  SH      935,000                   935,000
--------------------------------------------------------------------------------------------------------------------------------
Manhattan Pharmaceuticals, Inc.     Com    563118207  $2,316   1,665,887  SH     1,665,887                 1,665,887
--------------------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc.               Com    55302G103  $1,209     74,608   SH       74,608                   74,608
--------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc WTS
$5 8/25/07                          WTS    63860C118   $117     180,667   SH      180,667                   180,667
--------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc. (Cmn)            Com    63860C100  $9,594   2,165,714  SH     2,165,714                 2,165,714
--------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc. (Units)         Units   63860C209   $922     153,667   SH      153,667                   153,667
--------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.             Com    640522108  $3,935   1,451,837  SH     1,451,837                 1,451,837
--------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                 Com    66986X106  $1,657    952,380   SH      952,380                   952,380
--------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.                 Com    68210P107  $5,000    875,700   SH      875,700                   875,700
--------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION        VOTING AUTHORITY
                                                      FAIR
                                                      MARKET    SHARES /
ISSUER                           TITLE OF   CUSIP     VALUE      PRN     SH/ PUT/          SHARED  SHARED
                                   CLASS    NUMBER   X 1000S)   AMOUNT   PRN ALL    SOLE   DEFINED OTHER     SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
Petrobas Energia-- ADR            Com ADR  71646M102  $1,125    100,000   SH      100,000                   100,000
--------------------------------------------------------------------------------------------------------------------------------
Repsol YDF                          Com    76026T205  $4,044    141,900   SH      141,900                   141,900
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group Inc.       Com    829226109  $4,075    500,000   SH      500,000                   500,000
--------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger                      Com    G8915Z102  $4,941    300,000   SH      300,000                   300,000
--------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                        Com    92552V100  $7,698    268,708   SH      268,708                   268,708
--------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.                 Com    969199108  $1,017     50,000   SH       50,000                   50,000
--------------------------------------------------------------------------------------------------------------------------------
Total Market Value (in thousands)                   $964,145


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